Property, Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
15.	PROPERTY, PLANT AND EQUIPMENT

The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Containerized solution	Others	Total
Cost:
At January 1, 2025	144,098	28,768	3,133	49,933	33,264	120,342	9,223	2,485	391,246
Additions (1)	123,936	576	3,438	112	1,012	130	-	41	129,245
Construction in progress transferred in	(100,617)	21,889	-	34,211	618	33,558	9,912	429	-
Disposals	-	-	-	(423)	(558)	-	-	(73)	(1,054)
Exchange adjustments	-	2	48	(6)	(16)	-	-	1	29
At June 30, 2025	167,417	51,235	6,619	83,827	34,320	154,030	19,135	2,883	519,466
Accumulated depreciation:
At January 1, 2025	-	(6,095)	-	(20,305)	(9,162)	(97,247)	(5,130)	(1,930)	(139,869)
Charge for the period	-	(855)	-	(3,445)	(3,006)	(11,124)	(1,180)	(207)	(19,817)
Disposals	-	-	-	386	530	-	-	70	986
Exchange adjustments	-	1	-	4	-	-	-	9	14
At June 30, 2025	-	(6,949)	-	(23,360)	(11,638)	(108,371)	(6,310)	(2,058)	(158,686)
Net book value:
At June 30, 2025	167,417	44,286	6,619	60,467	22,682	45,659	12,825	825	360,780
Cost:
At January 1, 2024	30,095	27,364	2,058	48,738	15,286	117,808	9,048	2,532	252,929
Additions	48,159	897	-	154	12,749	16	52	140	62,167
Acquired through the business combination (Note 6)	-	99	1,091	34	18	-	-	81	1,323
Construction in progress transferred in	(2,172)	233	-	948	1	773	-	217	-
Disposals	-	-	-	(9)	(150)	-	-	(626)	(785)
Exchange adjustments	-	-	7	1	-	-	-	1	9
At June 30, 2024	76,082	28,593	3,156	49,866	27,904	118,597	9,100	2,345	315,643
Accumulated depreciation:
At January 1, 2024	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(2,893)	(1,656)	(98,069)
Charge for the period	-	(713)	-	(3,417)	(2,227)	(13,390)	(1,115)	(530)	(21,392)
Disposals	-	-	-	5	122	-	-	440	567
At June 30, 2024	-	(5,344)	-	(16,874)	(6,554)	(84,368)	(4,008)	(1,746)	(118,894)
Net book value:
At June 30, 2024	76,082	23,249	3,156	32,992	21,350	34,229	5,092	599	196,749

(1)	For the six months ended June 30, 2025, the additions of construction in progress are inclusive of capitalized interest from borrowings, including borrowings from a related party and lease liabilities amounting to approximately US$5.5 million and US$0.2 million, respectively. Interests were capitalized at a capitalization rate of 12.0% per annum, which represents the weighted average of the borrowing costs applicable to the Group’s borrowings that were outstanding during the period. There was no interest capitalized for the six months ended June 30, 2024.

Construction in progress primarily represents the construction of mining datacenters.

The Group had entered into contractual commitments, which was not recognized in payables, for the acquisition of property, plant and equipment amounting to approximately US$50.5 million and US$44.9 million as of June 30, 2025 and December 31, 2024, respectively.